STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY
Summary of preferred stock

At September 30, 2021, preferred stock consisted of the following:

		Shares Issued	Issuance
	Shares	and	Price Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	$6,490,026	$6,489,982
Series A-2	1,993,093	1,993,093	0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	10.88	5,027,138	6,412,106
Series D-1	9,364,524	9,364,524	10.93	97,926,083	102,340,201
Series D-2	2,205,650	2,205,650	9.84	21,694,134	21,694,112
Series E-1	4,360,036	4,233,043	7.09	33,707,750	30,000,000
Series E-2	1,783,768	1,783,768	4.61	8,217,388	8,217,284
	43,701,622	42,383,516		$323,161,613
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares.

At December 31, 2020, preferred stock consisted of the following:

		Shares Issued	Issuance
	Shares	and	Price Per	Carrying	Liquidation
	Authorized	Outstanding	Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	$6,490,026	$6,489,982
Series A-2	1,993,093	1,993,093	0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	10.88	7,066,283	6,412,106
Series D-1	9,364,524	9,364,524	10.93	97,926,084	102,340,201
Series D-2	2,205,650	2,205,650	9.84	21,694,134	21,694,112
Series E-1	4,233,043	4,233,043	7.09	33,707,750	30,000,000
Series E-2	1,783,768	1,783,768	4.61	8,217,388	8,217,284
	43,574,629	42,383,516		$325,200,758
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares.

At December 31, 2020, Preferred Stock consisted of the following:

	Shares	Shares Issued	Issuance Price	Carrying	Liquidation
	Authorized	and Outstanding	Per Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	6,490,026	6,489,982
Series A-2	1,993,093	1,993,093	$0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	$0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	$4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	$3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	$10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	$8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	$10.88	7,066,283	6,412,106
Series D-1	9,364,524	9,364,524	$10.93	97,926,084	102,340,201
Series D-2	2,205,650	2,205,650	$9.84	21,694,134	21,694,112
Series E-1	4,233,043	4,233,043	$7.09	33,707,750	30,000,000
Series E-2	1,783,768	1,783,768	$4.61	8,217,388	8,217,284
	43,574,629	42,383,516		325,200,758
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares

At December 31, 2019, Preferred Stock consisted of the following:

	Shares	Shares Issued	Issuance Price	Carrying	Liquidation
	Authorized	and Outstanding	Per Share	Value	Preference
Series A-1	4,388,978	4,388,978	$1.48	6,490,026	6,489,982
Series A-2	1,993,093	1,993,093	$0.55	1,090,840	1,090,820
Series A-3	570,502	570,502	$0.78	442,374	442,367
Series B-1	5,128,198	5,128,198	$4.48	22,984,122	22,984,071
Series B-2	562,149	562,149	$3.59	2,015,647	2,015,641
Series C-1	10,618,436	10,530,075	$10.88	114,562,977	114,587,113
Series C-2	1,034,188	1,034,188	$8.71	9,003,134	9,003,124
Series C-3	1,692,100	589,348	$10.88	5,975,989	6,413,220
Series D-1	9,831,194	9,364,524	$10.93	97,926,084	102,340,201
Series D-2	2,205,650	2,205,650	$9.84	21,694,134	21,694,112
	38,024,488	36,366,705		282,185,326
(1)	Amounts are net of issuance costs and changes in the redemption value of the Series C-3 Preferred Shares